Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	6.34%	6.97%
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	111.68%	61.23%